Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
10.	INVENTORIES

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Finished goods	$6,519,465	$6,740,816	$227,423
Work in process	2,822,687	3,452,332	116,475
Raw materials	10,850,062	12,625,502	425,962
Supplies	795,093	894,196	30,168
Raw materials and supplies in transit	450,755	548,065	18,491

	$21,438,062	$24,260,911	$818,519

The cost of inventories recognized as operating costs for the years ended December 31, 2015, 2016 and 2017 were NT$233,165,722 thousand, NT$219,630,270 thousand (retrospectively adjusted) and NT$237,193,286 thousand (US$8,002,473 thousand), respectively, which included write-downs of inventories at NT$352,011 thousand, NT$451,780 thousand and NT$398,824 thousand (US$13,456 thousand), respectively.